Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001796514
Amendment Description	Amendment No. 2
Document Type	F-1/A
Entity Registrant Name	BTC Digital Ltd.
Entity Incorporation, State or Country Code	E9
City Area Code	+65
Local Phone Number	6022 2515
Contact Personnel Email Address	ir@btct.us
Entity Address, Address Line One	61 Robinson Road
Entity Address, Address Line Two	Level 6 & 7#738
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	068893
Entity Emerging Growth Company	false
Amendment Flag	true
Business Contact
Document Information [Line Items]
City Area Code	+1 302
Local Phone Number	738-6680
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE